Document and Entity Information	Apr. 15, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2020
Entity Registrant Name	RANGE RESOURCES CORP
Entity Central Index Key	0000315852
Entity Emerging Growth Company	false
Entity File Number	001-12209
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	34-1312571
Entity Address, Address Line One	100 Throckmorton Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	(817)
Local Phone Number	870-2601
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.01 par value
Trading Symbol	RRC
Name of each exchange on which registered	NYSE